Organization and Business Background	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Organization and Business Background

1. ORGANIZATION AND BUSINESS BACKGROUND

Questcorp Global Inc., is organized as a Nevada limited liability company, incorporated on January 20, 2016. For purposes of financial statement presentation, Questcorp Global Inc. and its subsidiaries are herein referred to as “the Company” or “we”. The purpose of the Company and its subsidiaries is to provide coaching, consultancy, training and mentorship to clients through wholly owned subsidiaries. Our programs include, but are not limited to, helping clients to create multiple sources of income and gaining financial independence and training and coaching individuals to be competent Professional Trainers.

We have conducted our business through Quest Masteryasia Group Sdn. Bhd., a private limited liability company, incorporated in Malaysia. Quest International Group Limited, incorporated in Seychelles, is an investment holding company with 100% equity interest in Quest HK Limited, a company incorporated in Hong Kong, which in subsequent hold 100% equity interest in Quest Masteryasia Group Sdn. Bhd. On January 20, 2016, Questcorp Global Inc. was incorporated as the holding company parent to, and succeed to the operations of, Quest International Group Limited. The former unit holder of Quest International Group Limited became the unit holder of Questcorp Global Inc. and Quest International Group Limited became a wholly-owned subsidiary of Questcorp Global Inc. This transaction was accounted for as a transaction among entities under common control and the assets, liabilities, revenues and expenses of Quest International Group Limited were carried over to and combined with Questcorp Global Inc. at historical cost, and as if the transfer occurred at the beginning of the period. Prior periods have been reclassified to furnish comparative figures.

On September 4, 2017, Quest HK Limited incorporated Questcorp Australia Pty Ltd, a Private Limited company incorporated in Victoria, Australia, with an interest of 51% in the subsidiary.

On November 18, 2019, the Company incorporated Morgan Capital Asset Management Ltd, a wholly owned subsidiary in Labuan, Malaysia, as an investment holding company.

The Company, through its subsidiaries, mainly provide coaching, consultancy, training and mentorship services.

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities	Proportional of ownership interest and voting power held

1.	Quest International Group Limited	Seychelles January 20, 2016	1 share of ordinary share of US$1 each	Investment holding, coaching and consultancy	100%

2.	Quest HK Limited	Hong Kong, January 19, 2016	1 share of ordinary share of HK$1 each	Coaching, consultancy, training and mentorship	100%

3.	Quest Masteryasia Group Sdn. Bhd.	Malaysia, March 21, 2016	10 shares of ordinary share of RM 1 each	Coaching, consultancy, training and mentorship	100%

4.	Questcorp Australia Pty Ltd	Australia, September 04, 2017	100 shares of ordinary share of AU$1 each	Providing Money Mastery Mentorship Program & Certified Professional Training Program	51%

5.	Morgan Capital Asset Management Ltd	Labuan November 8, 2019	1,000 shares of ordinary share of RM1 each	Investment holding	100%

Questcorp Global Inc. and its subsidiaries are hereinafter referred to as the “Company”.

1. ORGANIZATION AND BUSINESS BACKGROUND

Questcorp Global Inc., is organized as a Nevada limited liability company, incorporated on January 20, 2016. For purposes of financial statement presentation, Questcorp Global Inc. and its subsidiaries are herein referred to as “the Company” or “we”. The purpose of the Company and its subsidiaries is to provide coaching, consultancy, training and mentorship to clients through wholly owned subsidiaries. Our programs include, but are not limited to, helping clients to create multiple sources of income and gaining financial independence and training and coaching individuals to be competent Professional Trainers.

We have conducted our business through Quest Masteryasia Group Sdn. Bhd., a private limited liability company, incorporated in Malaysia. Quest International Group Limited, incorporated in Seychelles, is an investment holding company with 100% equity interest in Quest HK Limited, a company incorporated in Hong Kong, which in subsequent hold 100% equity interest in Quest Masteryasia Group Sdn. Bhd. On January 20, 2016, Questcorp Global Inc. was incorporated as the holding company parent to, and succeed to the operations of, Quest International Group Limited. The former unit holder of Quest International Group Limited became the unit holder of Questcorp Global Inc. and Quest International Group Limited became a wholly-owned subsidiary of Questcorp Global Inc. This transaction was accounted for as a transaction among entities under common control and the assets, liabilities, revenues and expenses of Quest International Group Limited were carried over to and combined with Questcorp Global Inc. at historical cost, and as if the transfer occurred at the beginning of the period. Prior periods have been retrospectively adjusted to furnish comparative information.

On September 4, 2017, Quest HK Limited incorporated Questcorp Australia Pty Ltd, a Private Limited company incorporated in Victoria, Australia, with an interest of 51% in the subsidiary.

The Company, through its subsidiaries, mainly provide coaching, consultancy, training and mentorship services.

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities	Proportional of ownership interest and voting power held

1.	Quest International Group Limited	Seychelles January 20, 2016	1 share of ordinary share of US$1 each	Investment holding, coaching and consultancy	100%

2.	Quest HK Limited	Hong Kong, January 19, 2016	1 share of ordinary share of HK$1 each	Coaching, consultancy, training and mentorship	100%

3.	Quest Masteryasia Group Sdn. Bhd.	Malaysia, March 21, 2016	10 shares of ordinary share of RM 1 each	Coaching, consultancy, training and mentorship	100%

4.	Questcorp Australia Pty Ltd	Australia, September 04, 2017	100 shares of ordinary share of AU$1 each	Providing Money Mastery Mentorship Program & Certified Professional Training Program	51%

Questcorp Global Inc. and its subsidiaries are hereinafter referred to as the “Company”.